Stockholders' Equity - Stock Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Apr. 01, 2019	May 02, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted			1,782
Shares available for grant		0
Stock option compensation income			$ 199	$ (40)	$ (40)	$ 50
Restricted stock compensation expense			$ 4	$ 35	98	79
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value			$ 0.259
Stock option compensation income					(40)	(50)
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock compensation expense					$ 100	$ 100
Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted		0
2019 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant			502
2019 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant	2,142
Stock option expiration term	10 years
Stock option expiration date	Feb. 01, 2029
2019 Equity Incentive Plan [Member] | Subsequent Event [Member] | One Month Anniversary of Grant Date [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option vesting period	1 year
2019 Equity Incentive Plan [Member] | Common Stock [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted	1,782
Weighted average grant date fair value	$ 196.70